SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 13 – SUBSEQUENT EVENTS

Delafield Financing

On July 1, 2016, the Company entered into a Letter Agreement (the “July Letter Agreement”) with Delafield Investments Limited (“Delafield”), and the parties entered in a letter agreement dated August 3, 2016 (the “August Letter Agreement”), pursuant to which the Company and Delafield agreed to new terms with respect to that certain securities purchase agreement entered into by and between the Company and Delafield dated as of October 28, 2015, as amended by an addendum dated March 11, 2016 (the “Purchase Agreement”) and the transactions contemplated thereby.   Pursuant to the Purchase Agreement, Delafield agreed to invest $4,000,000 in exchange for an Original Issue Senior Discount Senior Secured Debenture (the “Debenture”) and a common stock purchase warrant (the “2015 Warrant”) to purchase 26,190,476 shares of the Company’s common stock (the “2015 Warrant Shares”).

The key terms of the Purchase Agreement and related transactions were disclosed in the Company’s Current Report on Form 8-K filed on November 3, 2015 and the key terms of the addendum, dated March 11, 2016 to the Purchase Agreement, were disclosed in the Company’s Current Report on Form 8-K filed on March 11, 2016. Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Purchase Agreement.

Under the 2015 Letter Agreement, Delafield agreed to exercise the 2015 Warrant with respect to all 26,190,476 shares of common stock underlying the 2015 Warrant. In consideration for Delafield’s exercise of the 2015 Warrant, the Company agreed to adjust the exercise price from $0.60 per share to $0.012 per share. In addition, the Company and Delafield agreed to modify the July 1, 2016 “Interest Payment Date” and the October 1, 2016 “Interest Payment Date” as such terms are defined in the Debenture. Pursuant to the July Letter Agreement, the Company may delay the interest payment due on the July 1, 2016 Interest Payment Date by a minimum of 30 calendar days (the “Minimum Extension Date”) and up to 60 calendar days, provided that Delafield may demand payment any time after the Minimum Extension Date. The Company also may delay the interest payment due on the October 1, 2016 Interest Payment Date to the October 28, 2016 maturity date (the “Maturity Date”) unless Delafield demands earlier payment; provided however, that if Delafield has not demanded payment by October 27, 2016, the Maturity Date will be extended until December 31, 2016 (or such earlier date as the parties mutually agree) and the interest payment that would have been due on the October 1, 2016 Interest Payment Date will become due on December 31, 2016, unless Delafield demands earlier payment.

On July 8, 2016, the 2015 Warrant for 26,190,476 shares was fully exercised at a price of $0.012 per share for a total of $314,286. The Company revalued the warrants on the modification date at the new exercise price and recorded an additional expense of approximately $21,000 related to the incremental increase in value.

Pursuant to the August Letter Agreement, the Maturity Date of the Debenture was extended until February 28, 2017 and will not accrue interest from October 28, 2016 through the Maturity Date (provided that all accrued but unpaid interest prior to October 28, 2016 (the original maturity date) shall be due and payable pursuant to the terms of the Debenture).

The Debenture is convertible at any time, in whole or in part, at Delafield’s option into shares of Common Stock at a conversion price equal to $0.03 per share; provided that in the event that the volume weighted average price per share on any trading day is less than such conversion price, the conversion price will be adjusted to a price per share that is equal to a 22.5% discount to the lowest trading price of the Common Stock in the 10 trading days prior to the date of conversion. At no time will Delafield be entitled to convert any portion of the Debenture to the extent that after such conversion, Delafield (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date.

2016 Warrants

Pursuant to the August Letter Agreement and in consideration for extending the Maturity Date of the Debenture, we issued to Delafield warrants to purchase up to 240,000,000 shares of Common Stock (the “2016 Warrants”). The 2016 Warrants entitle the holder thereof to purchase (i) up to 200,000,000 shares of Common Stock at exercise prices ranging from $0.012 to $0.020 per share (the “Five Month Warrant”), and (ii) up to 40,000,000 shares of Common Stock at an exercise price of $0.10 per share (the “Two Year Warrant”). We also agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”), to register for resale the 240,000,000 shares of Common Stock underlying the 2016 Warrants.

The 2016 Warrants are immediately exercisable. On August 18, 2016, Delafield notified us of its exercise of 12,500,000 shares of Common Stock under the first tranche of the Five Month Warrant at a purchase price of $0.012 per share or $150,000 in the aggregate.

Pursuant to the Five Month Warrant, if the Volume Weighted Average Price (as defined in the Five Month Warrant) of the Common Stock for five consecutive days equals or exceeds the exercise price of any tranche of the Five Month Warrant (each, as applicable, a “Callable Tranche”), and provided that the Company is in compliance with the Call Conditions as defined in the August Letter Agreement, the Company has the right to call on Delafield to exercise any warrants under a Callable Tranche up to an aggregate exercise price of $350,000. The Five Month Warrant generally limits the Company to one such call within a twenty trading day period. However, if the Volume Weighted Average Price of the Common Stock for five consecutive trading days is at least 200% of the exercise price of any warrants under a Callable Tranche, the Company may make an additional call for the exercise of additional warrants under such Callable Tranche up to an aggregate exercise price of $600,000 prior to the passage of the twenty trading day period. If Delafield does not exercise the 2016 Warrants under a Callable Tranche when called by the Company under the terms of the August Letter Agreement, we may, at our option, cancel any or all outstanding warrants under the Five Month Warrant.

The exercise price and number of shares of the Common Stock issuable under the 2016 Warrants are subject to adjustments for stock dividends, splits, combinations and pro rata distributions. Any adjustment to the exercise price shall similarly cause the number of shares underlying the 2016 Warrants to be adjusted so that the total value of the 2016 Warrants may increase.

Delafield is subject to a beneficial ownership limitation under the 2016 Warrants such that the Company and Delafield will not affect any exercise of the 2016 Warrants that would cause Delafield (together with its affiliates) to beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise of the warrant. Delafield, upon notice to the Company, may increase or decrease the beneficial ownership limitation, provided that the beneficial ownership limitation may not exceed 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise of the warrant.

The Five Month Warrant requires us to file a registration statement covering the resale of the shares underlying the warrant within 15 days after August 3, 2016, and to use our commercially reasonable efforts to have the registration statement declared effective by the SEC promptly thereafter and to remain effective for a period of at least twelve months from the date of effectiveness. In the event that a registration statement registering the resale of the shares underlying the Five Month Warrant is not effective on or before October 15, 2016, or is not maintained effective thereafter, the termination date of the Five Month Warrant will be extended until such date that the shares have been registered for at least a period of 90 days, but in no event later than April 30, 2017.

The Two Year Warrant requires us to file a registration statement covering the resale of the shares underlying the warrant within 15 days after August 3, 2016, and to use our commercially reasonable efforts to have the registration statement declared effective by the SEC promptly thereafter and to remain effective for a period of at least three years from the date of effectiveness.

On August 19, 2016, we filed a registration statement on Form S-1 with the SEC to register for resale up to 240,000,000 additional shares of Common Stock underlying the Five Month Warrant and the Two Year Warrant.

Additional Issuance Debenture

As of September 13, 2016, we entered into an Additional Issuance Agreement (the “Additional Issuance Agreement”) with Delafield pursuant to the Purchase Agreement. Pursuant to the Additional Issuance Agreement, Delafield agreed to loan an additional $150,000 in exchange for a 5% Original Issue Discount Senior Secured Convertible Debenture of the Company in the principal amount of $165,000 (the “Additional Issuance Debenture”).

The rights and obligations of Delafield and us with respect to the Additional Issuance Debenture and the shares of Common Stock issuable under the Additional Issuance Debenture (the “New Underlying Shares”) are identical in all respects to the rights and obligations of Delafield and of the Company with respect to the Debenture and the shares of Common Stock issued and issuable thereunder, except that Delafield will not receive any registration rights with respect to the New Underlying Shares and except as otherwise noted in the governing documents.

The Additional Issuance Agreement contains customary representations, warranties and covenants by, among and for the benefit of the parties. We also agreed to pay all reasonable out-of-pocket costs or expenses (including, without limitation, reasonable legal fees and disbursements) incurred or sustained by Delafield, in connection with the transaction.

The Additional Issuance Debenture has a 10% original issue discount and matures on September 13, 2017. The principal amount of the Additional Issuance Debenture accrues interest at the rate of 5% per annum, payable quarterly in cash (or if certain conditions are met, in stock at the Company’s option) on January 1, April 1, July 1 and October 1. The Additional Issuance Debenture is convertible at any time, in whole or in part, at Delafield’s option into shares of Common Stock at a conversion price equal to $0.03 (subject to adjustment) (the “Conversion Price”). If the volume weighted average price of the Common Stock on any trading day is less than the then-current Conversion Price, Delafield may convert at a price per share equal to a twenty two and one half percent (22.5%) discount to the lowest trading price of the Common Stock in the ten trading days prior to the date of conversion.

Delafield is subject to the same ownership limitation in connection with the Additional Issuance Debenture as for the 2016 Warrants as described above. The Additional Issuance Debenture includes customary event of default provisions and provides for a default interest rate of 18%. Upon the occurrence of an event of default, Delafield may convert the Additional Issuance Debenture into shares of Common Stock at a price per share equal to a thirty percent (30%) discount to the average volume weighted average price of the shares for the three trading days prior to conversion.

Subject to the conditions set forth in the Additional Issuance Debenture, we have the right at any time after the earlier of (i) the six month anniversary of the original issuance of the Additional Issuance Debenture or (ii) the date on which the New Underlying Shares are registered pursuant to an effective registration statement, to redeem some or all of the total outstanding amount then remaining under the Additional Issuance Debenture in cash at a price equal to 125% of the total amount of the Additional Issuance Debenture outstanding on the twentieth (20th) trading date following the date the Company delivers notice of such redemption to Delafield.

At the sole election of Delafield, in lieu of receiving a cash payment for any principal amounts due on the Additional Issuance Debenture, Delafield may use all or any portion of any principal amounts owed to it to exercise outstanding warrants of the Company held by Delafield.

The issuance of the Additional Issuance Debenture to the Purchaser under the Additional Issuance Agreement was exempt from the registration requirements of the Securities Act pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act. The Company made this determination based on the representations of Delafield that it was acquiring the Additional Issuance Debenture for its own account with no intent to distribute the Additional Issuance Debenture. No general solicitation or general advertising was used in connection with the sale of the Additional Issuance Debenture and the Company had a pre-existing relationship with Delafield.

Our obligations under the Additional Issuance Debenture are secured by an unconditional and continuing, first priority security interest in all of the assets and property (as originally stated in the October 2015 agreement) of the Company until ten days following such time as the equity conditions set forth in the Additional Issuance Debenture are met, pursuant to the terms of the existing Security Agreement.

Q-Biologicals Agreement

We entered into a Manufacturing Services Agreement (the “MSA”) and Quality Assurance Agreement (the “QAA”), each with an effective date of August 12, 2016, with Q-Biologicals NV (“Q-Biologicals”), a contract manufacturing organization located in Belgium. Pursuant to the MSA, Q-Biologicals will produce certain drug substances and product containing certain enzymes at its facility in Belgium. We will use these substances and products for development purposes, including but not limited to clinical trials. The MSA contemplates payment to Q-Biologicals pursuant to a pre-determined fee schedule based on the completion of certain milestones that depend on our manufacturing requirements and final batch yield. We anticipate that our payments to Q-Biologicals under the MSA will range between $2.5 million and $5.0 million over five years, with the majority of the expenditures occurring during the first two years of the MSA when the finished drug product is manufactured and released for clinical trials, including a pre-payment to Q-Biologicals of approximately $144,000. The MSA shall continue for a term of three years unless extended by mutual agreement in writing. We can terminate the MSA early for any reason upon the required notice period, however, in such event, the pre-payment paid upon signing the MSA is considered non-refundable. The QAA sets forth the parties respective obligations and responsibilities relating to the manufacturing and testing of the products under the MSA. The agreements with Q-Biologicals contain certain customary representations, warranties and limitations of liabilities, and confidentiality and indemnity obligations.

Consulting Agreement

On November 1, 2015, the Company entered into an agreement with a consultant to provide services over a nine month period. The Company agreed to issue the consultant 2,120,000 shares of common stock. The Company has recorded $28,305 of consulting expense for the year ended June 30, 2016 related to this agreement. On August 8, 2016, the Board of Directors authorized the issuance of 2,120,000 shares of common stock valued at $0.015 per share to the consultant (See Note 8).

Bonus Award

On August 15, 2016, the Board of Directors approved a cash bonus to James Nathanielsz in the amount of $250,000 of which $50,000 was to be paid on August 31, 2016 and $200,000 will be paid on February 28, 2017. The bonus was issued pursuant to the terms of the employment agreement dated February 25, 2015 and amended on April 14, 2016 and is based upon the performance of the corporation. As of the date of filing, the $50,000 payment was not made.

Regal Consulting

On January 31, 2016, the Company entered into an agreement with a consultant to provide services over a five month period. The Company agreed to issue the consultant 9,000,000 shares of common stock. The Company has recorded $93,600 of consulting expense for the year ended June 30, 2016 related to this agreement. On August 23, 2016, the Board of Directors authorized the issuance of 9,000,000 shares of common stock valued at $0.0104 per share to the consultant (See Note 8).

Conversions

On August 18, 2016, pursuant to a conversion notice, $35,385 of principal and interest was converted at $0.00825 into 4,289,082 shares of common stock.

On August 25, 2016, pursuant to a conversion notice, $54,375 of interest was converted at $0.011625 into 4,677,420 shares of common stock.

On September 21, 2016, pursuant to a conversion notice, $25,000 of principal was converted at $0.010928 into 2,287,702 shares of common stock.

Propanc (UK) Limited

On July 22, 2016, we formed our wholly owned subsidiary, Propanc (UK) Limited under the laws of England and Wales for the purpose of submitting an orphan drug application to the European Medicines Agency as a small and medium-sized enterprise.